SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 14, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 01, 2023
Subsequent Event [Line Items]
Net money			$ 700,000
Payment of net amount			$ 490,000
Number of shares sold			10
Sale share price			$ 0.40	$ 0.42
Subsequent Event [Member]
Subsequent Event [Line Items]
Amount from investors	$ 215,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock voting rights		The holders of the Series “A” Convertible Preferred Stock shall vote together with the holders of preferred stock (including on an as converted basis) and common stock as a single class. The Series “A” Convertible Preferred Stock stockholder is entitled to 3,000 votes for every one (1) share of Series “A” Convertible Preferred Stock held.	The holder of the Series “A” Convertible Preferred Stock shall vote together with the holders of preferred stock (including on an as converted basis) and common stock, as a single class. The Series “A” Convertible Preferred Stock stockholder is entitled to 3,000 votes for every one (1) share of Series “A” Convertible Preferred Stock held.
Convertible common stock description		The three major shareholders elected to convert 50,000,000 common shares of stock into 16,665 shares of Series “A” Convertible Stock.